Debt (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Debt Disclosure [Abstract]
Summary of Debt
The Predecessor and the Successor debt balances are summarized as follows:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Term Loan	$110,000	$—
Revolver	—	—

Total debt	$110,000	$—

Less: unamortized issuance costs	3,006	—

Total debt, net	$106,994	$—

Less: current portion	1,100	—

Long-term debt, net	$105,894	$—

The debt balances are summarized as follows:

	Successor
	September 30, 2021	December 31, 2020
Term Loan	$109,175	$110,000
Revolver	1,500	—

Total debt	$110,675	$110,000
Less: unamortized discounts and issuance costs	2,628	3,006

Total debt, net	$108,047	$106,994
Less: current portion	2,600	1,100

Long-term debt, net	$105,447	$105,894

Summary of maturities of long-term debt outstanding
The maturities of the Company’s long-term debt outstanding as of December 31, 2020 (Successor) are as follows:

	2021	2022	2023	2024	2025	Thereafter
Term Loan	$1,100	$1,100	$1,100	$1,100	$1,100	$104,500

Total	$1,100	$1,100	$1,100	$1,100	$1,100	$104,500